Operating Revenues from Products and Services (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Operating revenues:
Total operating revenues	¥ 4,461,203	¥ 4,470,122	¥ 4,240,003
Total Segments
Operating revenues:
Mobile communications services	2,955,788	3,168,478	3,326,493
Equipment sales	872,000	758,093	498,889
Other operating revenues	633,415	543,551	414,621
Total operating revenues	4,461,203	4,470,122	4,240,003
Total Segments | Voice Revenues
Operating revenues:
Technology services revenues	1,065,196	1,274,584	1,541,884
Total Segments | Packet communications revenues
Operating revenues:
Technology services revenues	¥ 1,890,592	¥ 1,893,894	¥ 1,784,609